Commitments and contingencies - Fairhills Investment Agreement (Details)	Oct. 16, 2012
Commitments and contingencies - Fairhills Investment Agreement (Details)
shares of Common Stock Company intends to initially register for resale	30,000,000
Company filed a Registration Statement on Form covering the resale of common stock	19,000,000